CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace/Defense - 2.0%
L3Harris Technologies, Inc.	3,120	$915,939
Lockheed Martin Corp.	2,905	1,405,061
RTX Corp.	9,037	1,657,386
		3,978,386

Agriculture - 1.4%
Altria Group, Inc.	26,857	1,548,575
Philip Morris International, Inc.	8,449	1,355,219
		2,903,794

Auto Manufacturers - 0.6%
Cummins, Inc.	2,249	1,148,002

Auto Parts & Equipment - 0.5%
Aptiv PLC (a)	14,255	1,084,663

Banks - 9.7%
Bank of America Corp.	32,847	1,806,585
Citigroup, Inc.	26,361	3,076,065
JPMorgan Chase & Co.	8,288	2,670,560
Morgan Stanley	6,174	1,096,070
Northern Trust Corp.	13,200	1,802,988
Regions Financial Corp. (b)	70,187	1,902,068
Truist Financial Corp.	37,701	1,855,266
US Bancorp	30,308	1,617,235
Wells Fargo & Co.	42,336	3,945,715
		19,772,552

Beverages - 0.8%
PepsiCo, Inc.	10,917	1,566,808

Biotechnology - 1.2%
Corteva, Inc.	12,413	832,043
Gilead Sciences, Inc.	13,725	1,684,607
		2,516,650

Building Materials - 0.2%
Owens Corning	3,702	414,291

Chemicals - 0.5%
DuPont de Nemours, Inc.	10,932	439,466
Qnity Electronics, Inc.	5,467	446,340
Solstice Advanced Materials, Inc. (a)	2,590	125,834
		1,011,640

Commercial Services - 1.5%
Moody's Corp.	3,036	1,550,941
S&P Global, Inc.	2,938	1,535,369
		3,086,310

Computers - 3.0%
Accenture PLC - Class A	4,707	1,262,888
Cognizant Technology Solutions Corp. - Class A	9,185	762,355
Leidos Holdings, Inc.	10,173	1,835,209
NetApp, Inc.	11,797	1,263,341
TE Connectivity PLC	4,615	1,049,959
		6,173,752

Cosmetics/Personal Care - 0.7%
Colgate-Palmolive Co.	18,007	1,422,913

Diversified Financial Services - 3.3%
Capital One Financial Corp.	4,547	1,102,011
Charles Schwab Corp/The	22,287	2,226,694
Mastercard, Inc. - Class A	3,048	1,740,042
Visa, Inc. - Class A	4,702	1,649,039
		6,717,786

Electric - 3.9%
Duke Energy Corp.	12,199	1,429,845
Entergy Corp.	11,807	1,091,321
Evergy, Inc.	10,743	778,760
PPL Corp. (b)	43,120	1,510,062
Vistra Corp.	9,865	1,591,521
Xcel Energy, Inc.	19,627	1,449,650
		7,851,159

Electronics - 1.7%
Fortive Corp.	19,089	1,053,904
Honeywell International, Inc.	10,358	2,020,742
Ralliant Corp.	6,368	324,195
		3,398,841

Environmental Control - 1.2%
Pentair PLC	8,016	834,786
Waste Management, Inc.	7,073	1,554,009
		2,388,795

Food - 2.8%
Kraft Heinz Co/The (b)	48,464	1,175,252
Kroger Co/The	23,665	1,478,589
Sysco Corp.	19,835	1,461,641
Tyson Foods, Inc. - Class A	28,558	1,674,070
		5,789,552

Gas - 0.4%
NiSource, Inc.	19,507	814,612

Healthcare-Products - 2.5%
GE HealthCare Technologies, Inc.	20,771	1,703,637
Hologic, Inc. (a)	15,223	1,133,961
Medtronic PLC	7,032	675,494
Thermo Fisher Scientific, Inc.	2,866	1,660,704
		5,173,796

Healthcare-Services - 1.8%
Elevance Health, Inc.	3,808	1,334,895
HCA Healthcare, Inc.	3,365	1,570,984
UnitedHealth Group, Inc.	2,385	787,312
		3,693,191

Home Builders - 0.6%
Lennar Corp. - Class A	12,663	1,301,756

Household Products/Wares - 1.3%
Avery Dennison Corp.	6,259	1,138,387
Kimberly-Clark Corp.	15,566	1,570,454
		2,708,841

Insurance - 5.2%
American International Group, Inc.	8,094	692,442
Corebridge Financial, Inc.	21,817	658,219
F&G Annuities & Life, Inc.	1,649	50,865
Fidelity National Financial, Inc.	27,501	1,501,280
Hartford Financial Services Group Inc/The	12,761	1,758,466
MetLife, Inc.	18,097	1,428,577
Principal Financial Group, Inc.	15,312	1,350,671
Travelers Cos, Inc./The	5,521	1,601,421
Willis Towers Watson PLC	4,610	1,514,846
		10,556,787

Internet - 5.8%
Alphabet, Inc. - Class A	8,821	2,760,973
Amazon.com, Inc. (a)	7,420	1,712,684
Booking Holdings, Inc.	299	1,601,244
eBay, Inc.	18,356	1,598,808
Expedia Group, Inc.	5,691	1,612,317
Meta Platforms, Inc. - Class A	3,157	2,083,904
Pinterest, Inc. - Class A (a)	16,330	422,784
		11,792,714

Machinery-Construction & Mining - 1.2%
Caterpillar, Inc.	2,756	1,578,830
Westinghouse Air Brake Technologies Corp.	4,261	909,510
		2,488,340

Machinery-Diversified - 0.4%
Dover Corp.	3,987	778,422

Media - 1.5%
Comcast Corp. - Class A	50,379	1,505,828
Walt Disney Co/The	13,629	1,550,572
		3,056,400

Mining - 1.4%
Newmont Corp.	28,499	2,845,625

Miscellaneous Manufacturing - 1.5%
3M Co.	9,829	1,573,623
Textron, Inc.	16,591	1,446,237
		3,019,860

Office-Business Equipment - 0.4%
Zebra Technologies Corp. - Class A (a)	2,878	698,836

Oil and Gas - 7.0%
Chevron Corp.	13,036	1,986,817
ConocoPhillips	25,356	2,373,575
Coterra Energy, Inc.	54,768	1,441,494
Devon Energy Corp.	43,381	1,589,046
Dominion Energy, Inc.	13,407	785,516
EOG Resources, Inc.	10,542	1,107,015
Halliburton Co.	58,395	1,650,243
Marathon Petroleum Corp.	3,569	580,426
Occidental Petroleum Corp.	29,866	1,228,090
Schlumberger NV	40,994	1,573,350
		14,315,572

Pharmaceuticals - 9.4%
AbbVie, Inc.	10,529	2,405,771
Bristol-Myers Squibb Co.	37,213	2,007,269
Cardinal Health, Inc.	8,289	1,703,389
Cigna Group/The	3,879	1,067,617
CVS Health Corp.	28,227	2,240,095
Johnson & Johnson	21,729	4,496,817
Merck & Co., Inc.	23,591	2,483,189
Pfizer, Inc.	58,478	1,456,102
Zoetis, Inc.	10,771	1,355,207
		19,215,456

Private Equity - 0.7%
Blackstone, Inc.	9,016	1,389,726

Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	4,255	306,488
American Tower Corp.	1,665	292,324
CubeSmart	13,628	491,289
EastGroup Properties, Inc.	4,526	806,262
Equinix, Inc.	395	302,633
Equity LifeStyle Properties, Inc.	9,922	601,372
First Industrial Realty Trust, Inc.	13,737	786,718
Gaming and Leisure Properties, Inc. (b)	12,508	558,982
Host Hotels & Resorts, Inc.	35,442	628,387
Kimco Realty Corp.	14,509	294,097
Lamar Advertising Co. - Class A	5,773	730,746
NNN REIT, Inc.	15,214	602,931
Realty Income Corp. (b)	11,161	629,146
STAG Industrial, Inc.	21,381	785,966
VICI Properties, Inc.	10,906	306,677
WP Carey, Inc.	11,131	716,391
		8,840,409

Retail - 2.0%
Best Buy Co., Inc.	7,552	505,456
Home Depot Inc/The	1,753	603,207
TJX Cos., Inc.	6,851	1,052,382
Ulta Beauty, Inc. (a)(b)	3,309	2,001,978
		4,163,023

Semiconductors - 4.4%
Advanced Micro Devices, Inc. (a)	6,075	1,301,022
Applied Materials, Inc.	5,357	1,376,695
Lam Research Corp.	15,778	2,700,878
NXP Semiconductors NV	2,589	561,968
QUALCOMM, Inc.	7,718	1,320,164
Teradyne, Inc.	8,860	1,714,942
		8,975,669

Software - 7.8%
Adobe, Inc. (a)	3,714	1,299,863
Akamai Technologies, Inc. (a)	5,604	488,949
Atlassian Corp. - Class A (a)	6,512	1,055,856
Broadridge Financial Solutions, Inc.	5,961	1,330,316
Electronic Arts, Inc.	9,558	1,952,986
Microsoft Corp.	3,244	1,568,863
MSCI, Inc.	2,312	1,326,464
Salesforce, Inc.	4,329	1,146,795
ServiceNow, Inc. (a)	3,851	589,935
SS&C Technologies Holdings, Inc.	18,011	1,574,522
Veeva Systems, Inc. - Class A (a)	3,261	727,953
Workday, Inc. - Class A (a)	5,942	1,276,223
Zoom Communications, Inc. - Class A (a)	17,670	1,524,744
		15,863,469

Telecommunications - 3.1%
Cisco Systems, Inc.	48,254	3,717,006
T-Mobile US, Inc.	6,419	1,303,314
Verizon Communications, Inc.	29,891	1,217,460
		6,237,780

Transportation - 1.9%
CSX Corp.	39,861	1,444,961
FedEx Corp.	4,909	1,418,014
United Parcel Service, Inc. - Class B	9,895	981,485
		3,844,460
TOTAL COMMON STOCKS (Cost $163,844,143)		203,000,638

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (c)	4,421,222	4,421,222
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,421,222)		4,421,222

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (c)	701,922	701,922
TOTAL MONEY MARKET FUNDS (Cost $701,922)		701,922

TOTAL INVESTMENTS - 102.1% (Cost $168,967,287)		208,123,782
Liabilities in Excess of Other Assets - (2.1)%		(4,184,158)
TOTAL NET ASSETS - 100.0%		$203,939,624

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $4,300,918.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

CornerCap Fundametrics® Large-Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$203,000,638	$–	$–	$203,000,638
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,421,222
Money Market Funds	701,922	–	–	701,922
Total Investments	$203,702,560	$–	$–	$208,123,782

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,421,222 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.